Acquisitions (Tables) - Revelyst Business	3 Months Ended
Jun. 30, 2024
Entity Information [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
Fox Racing purchase price allocation:

August 5, 2022
Cash consideration to the Seller	$564,134
Fair value of contingent consideration payable	11,400
Total estimated purchase consideration	$575,534
Fair value of assets acquired:
Accounts receivable	$39,174
Inventories	96,142
Intangible assets	255,200
Property, plant, and equipment	23,570
Operating lease assets	16,078
Other current assets	17,145
Other long-term assets	5,347
Total assets	452,656
Fair value of liabilities assumed:
Accounts payable	18,584
Long-term operating lease liabilities	11,971
Deferred income taxes	55,488
Other liabilities	39,292
Other long-term liabilities	41
Total liabilities	125,376
Net assets acquired	327,280
Goodwill	$248,254

	Value	Useful life (years)
Tradenames	$106,200	Indefinite
Customer relationships	149,000	5 to 15
Foresight purchase price allocation:

September 28, 2021
Total consideration transferred	$470,772
Fair value of assets acquired:
Accounts receivable	$2,806
Inventories	10,780
Intangible assets	131,500
Property, plant, and equipment	1,870
Operating lease assets	6,506
Other assets	2,006
Total assets	155,468
Fair value of liabilities assumed:
Accounts payable	6,177
Customer deposits	2,084
Long-term operating lease liabilities	5,961
Contract liabilities	2,992
Other liabilities	1,729
Other long-term liabilities	9,182
Total liabilities	28,125
Net assets acquired	127,343
Goodwill	$343,429

	Value	Useful life (years)
Tradenames	$42,500	20
Patented technology	19,900	5 to 10
Customer Relationships	69,100	5 to 15

Business Acquisition, Pro Forma Information
The following unaudited pro forma financial information presents our results as if the Fox Racing acquisition had occurred on April 1, 2021:

	Years ended March 31,
	2023	2022
Sales, net	$1,445,233	$1,622,214
Net income (loss)	(323,959)	66,061
The following unaudited pro forma financial information presents our results as if the Foresight acquisition had been completed on April 1, 2020:

	Years ended March 31,
	2022	2021
Sales, net	$1,366,096	$1,190,506
Net income	90,397	118,756

Business Acquisition, Pro Forma Information, Nonrecurring Adjustments
The unaudited supplemental pro forma data above includes the following significant non-recurring adjustments to net income (loss) to account for certain costs which would have been incurred if the Fox Racing acquisition had been completed on April 1, 2021:

	Years ended March 31,
	2023	2022
Fees for advisory, legal, and accounting services(1)	$(6,064)	$6,064
Inventory step-up, net(2)	(7,544)	7,544
Interest(3)	(2,418)	(6,149)
Depreciation(4)	969	2,482
Amortization(5)	4,245	12,257
Management Fees(6)	(530)	(1,413)
Income tax provision (benefit)(7)	2,221	(4,487)
_______________
(1)During the fiscal year ended March 31, 2023, we incurred a total of $6,064 in acquisition related costs, including legal and other professional fees, all of which were reported in selling, general, and administrative expense in the combined statements of comprehensive income (loss). This adjustment is to show the results as if those fees were incurred during the first quarter of fiscal year 2022.
(2)Adjustment reflects the increased cost of goods sold expense resulting from the fair value step-up in inventory, which was expensed over inventory turns.
(3)Adjustment for interest expense recorded by Fox Racing prior to acquisition.
(4)Adjustment for depreciation related to the revised fair-value basis of the acquired property, plant and equipment and change in estimated useful lives.
(5)Adjustment for amortization of acquired intangible assets.
(6)Represents an adjustment for management fees historically charged by the previous owner of Fox Racing under the terms of their management agreement.
(7)Income tax effect of the adjustments made at a blended federal, state and international statutory rate adjusted for any non-deductible acquisition costs.
The unaudited supplemental pro forma data above includes the following significant non-recurring adjustments to net income:

	Years ended March 31,
	2022	2021
Fees for advisory, legal, and accounting services(1)	$(3,080)	$3,080
Inventory step-up, net(2)	(1,247)	$1,247
Depreciation and amortization(3)(4)	4,961	8,122
Income tax provision(5)	3,368	3,507
_______________
(1)During the fiscal year ended March 31, 2022, we incurred a total of $3,080 in acquisition related costs, including legal and other professional fees, related to the acquisition, all of which were reported in selling, general, and administrative expense in the combined statements of comprehensive income (loss). This adjustment is to show the results as if those fees were incurred during the first quarter of fiscal 2021.
(2)Adjustment reflects the increased cost of goods sold expense resulting from the fair value step-up in inventory which was expensed in full during the third quarter of fiscal year 2022. This adjustment is to show the results as if that expense was incurred during the first quarter of fiscal 2021.
(3)Adjustment for depreciation related to the revised fair-value basis of the acquired property, plant and equipment and change in estimated useful lives.
(4)Adjustment for amortization of acquired intangible assets.
(5)Income tax effect of the adjustments made at a blended federal and state statutory rate including the impact of the valuation allowance.